Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

NOTE 14 - LEASES

The Company’s Bank affiliates leased certain land used for banking purposes under long-term leases, expiring at various dates. These leases contain renewal options and generally provide that the Company will pay for insurance, taxes, and maintenance.

As of December 31, 2014, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2015	$220,404
December 31, 2016	213,204
December 31, 2017	49,092
December 31, 2018	36,000
December 31, 2019	36,000
Thereafter	126,000

Rental expense under operating leases approximated $219,504 in 2014 and $226,537 in 2013.